Description of the Plan - Additional Information (Details) - EBP 56-1848578 006	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, employer contribution, matching percentage	100.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation to total compensation, percentage	25.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 69,000
Employee benefit plan, employer contribution, participant compensation matched, percentage	6.00%
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan employer contribution matching percentage on second basic contribution	50.00%
Employee benefit plan employer contribution participant compensation matched percentage second basic contribution	5.00%
Employee benefit plan, participant contribution, automatic, deferral rate	3.00%
Employee benefit plan participant contribution annual automatic increase in deferral rate	1.00%
Employee benefit plan participant contribution automatic deferral rate limit percentage	7.00%
Employee benefit plan, participant contribution adjustment percentage	1.00%
Employee benefit plans vesting percentage	100.00%
Employee benefit plan, notes receivable from participants reuters prime rate	1.00%
Maximum
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, participant contribution after tax percentage of base pay	17.00%
Employee benefit plan, participant contribution before and after tax percentage of base pay	25.00%
Employee benefit plan, notes receivable from participants personal loan term	5 years
Employee benefit plan, notes receivable from participants primary residence loan term	15 years
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Minimum
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%